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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05769
Invesco Van Kampen High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen High Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-CE-HINC2-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—119.23%(a)

Aerospace & Defense—2.79%
Alliant Techsystems, Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$35,000	$36,925
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	220,000	233,750
Bombardier, Inc. (Canada), Sr. Notes, 7.75%, 03/15/20(b)	295,000	331,875
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	352,000	360,800
Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	65,000	67,925
7.13%, 03/15/21(b)	95,000	99,394
Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	140,000	143,850
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	440,000	473,000

		1,747,519

Airlines—3.77%
American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	80,000	76,600
American Airlines, Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	110,000	109,175
Continental Airlines Inc., Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	708,111	711,652
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	107,332	112,430
Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	85,000	96,475
Sr. Sec. Notes, 9.50%, 09/15/14(b)	485,000	523,800
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	85,000	80,750
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	100,000	95,750
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	101,781	103,245
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	224,372	247,370
US Airways-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	224,790	206,807

		2,364,054

Alternative Carriers—1.54%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	250,000	261,875
Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	245,000	272,869
Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	100,000	101,750
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	190,000	195,700
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	125,000	132,812

		965,006

Aluminum—0.34%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	210,000	214,856

Apparel Retail—0.87%
Brown Shoe Co., Inc., Sr. Gtd. Notes, 7.13%, 05/15/19(b)	35,000	34,125
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	255,000	277,312
Gap Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	90,000	88,366
J Crew Group, Inc., Sr. Notes, 8.13%, 03/01/19(b)	35,000	33,775
Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	110,000	114,813

		548,391

Apparel, Accessories & Luxury Goods—2.22%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	220,000	216,700
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	585,000	570,375
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	140,000	151,900
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	460,000	452,525

		1,391,500

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Asset Management & Custody Banks—0.61%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	$120,000	$122,400
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	290,000	256,650

		379,050

Auto Parts & Equipment—0.93%
Allison Transmission, Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	250,000	250,625
Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	80,000	80,000
6.75%, 02/15/21	65,000	65,325
Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	65,000	67,437
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	110,000	116,875

		580,262

Automobile Manufacturers—0.04%
General Motors Corp., Escrow, 8.34%, 07/15/33(c)	795,000	27,825

Biotechnology—0.25%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	70,000	74,025
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	80,000	83,000

		157,025

Broadcasting—1.49%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	155,000	161,975
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Global Notes, 11.63%, 02/01/14	651,000	773,062

		935,037

Building Products—6.91%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	665,000	684,950
Building Materials Corp. of America, Sr. Notes, 6.88%, 08/15/18(b)	590,000	609,175
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	170,000	180,625
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	270,000	278,775
Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	460,000	443,900
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	195,000	203,775
Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	315,000	309,487
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	145,000	157,325
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	510,000	526,575
USG Corp., Sr. Gtd. Notes, 8.38%, 10/15/18(b)	30,000	31,013
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	670,000	726,950
Sr. Unsec. Notes, 9.75%, 01/15/18	175,000	181,125

		4,333,675

Cable & Satellite—2.00%
CSC Holdings LLC, Sr. Unsec. Global Notes, 8.63%, 02/15/19	355,000	409,581
EH Holding Corp., Sr. Sec. Notes, 6.50%, 06/15/19(b)	120,000	122,400
Sr. Unsec. Notes, 7.63%, 06/15/21(b)	70,000	72,100
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	95,000	96,188
Kabel BW Erste Beteiligungs GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	525,000	554,460

		1,254,729

Casinos & Gaming—7.22%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	140,000	146,300
Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	35,000	36,619
Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 12.75%, 04/15/18	260,000	268,450
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	795,000	900,337
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	295,000	253,700
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	70,000	78,138
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	20,000	20,750
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	$245,000	$249,900
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	105,000	106,050
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	170,000	166,175
Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	115,000	125,781
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	250,000	275,313
Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	35,000	36,925
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	350,000	384,562
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	90,000	94,950
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(d)	200,000	183,500
Sr. Sec. Notes, 9.13%, 02/01/15(b)	405,000	409,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	525,000	578,812
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 05/01/20	190,000	209,713

		4,525,025

Coal & Consumable Fuels—0.32%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	65,000	65,894
6.25%, 06/01/21	35,000	35,875
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	90,000	100,350

		202,119

Commodity Chemicals—0.77%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	465,000	479,822

Communications Equipment—0.77%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	410,000	401,800
CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	75,000	79,312

		481,112

Computer & Electronics Retail—0.14%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	35,000	35,263

Rent-A-Center, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	50,000	50,125

		85,388

Computer Hardware—0.23%
SunGard Data Systems Inc., Sr. Unsec. Global Notes, 7.63%, 11/15/20	70,000	72,800
Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	70,000	71,750

		144,550

Computer Storage & Peripherals—0.54%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18(b)	235,000	250,275
Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	85,000	86,488

		336,763

Construction & Engineering—1.81%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	100,000	103,750
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	70,000	71,662
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	295,000	302,375
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	660,000	656,700

		1,134,487

Construction & Farm Machinery & Heavy Trucks—2.22%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	255,000	286,556
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	150,000	164,250
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	185,000	190,087
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	145,000	158,413
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	365,000	402,412
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	75,000	83,063
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	100,000	108,250

		1,393,031

Construction Materials—2.10%
Building Materials Corp. of America, Sr. Notes, 6.75%, 05/01/21(b)	120,000	121,800

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Construction Materials—(continued)
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	$410,000	$439,242
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	130,000	135,838
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	585,000	622,294

		1,319,174

Consumer Finance—3.74%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	60,000	66,450
7.50%, 09/15/20	1,210,000	1,306,800
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	601,000	694,155
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	250,000	280,625

		2,348,030

Data Processing & Outsourced Services—0.63%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	395,000	393,906

Department Stores—0.72%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	490,000	453,250

Distillers & Vintners—0.67%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	95,250
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	322,287

		417,537

Diversified Banks—0.17%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%, 12/29/49(i)	140,000	105,875

Diversified Metals & Mining—0.54%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	90,000	94,907
Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	40,000	40,783
Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/19	20,000	20,665
Thompson Creek Metals Co. Inc. (Canada), Sr. Gtd. Notes, 7.38%, 06/01/18(b)	30,000	30,405

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	140,000	154,972

		341,732

Diversified Support Services—1.62%
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.75%, 05/15/16	55,000	55,516
8.75%, 03/15/17	737,000	834,192
6.25%, 05/15/19	90,000	90,337
Mobile Mini, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	35,000	37,275

		1,017,320

Electrical Components & Equipment—0.11%
Polypore International, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	65,000	69,388

Electronic Manufacturing Services—0.35%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	225,000	220,500

Environmental & Facilities Services—0.55%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	192,000	206,400
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	130,000	140,075

		346,475

Food Retail—0.34%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	200,000	214,500

Forest Products—0.43%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	250,000	240,000
Sino-Forest Corp. (Canada), Sr. Gtd. Notes, 6.25%, 10/21/17(b)	30,000	27,919

		267,919

Gas Utilities—0.75%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	230,000	228,850
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	225,000	241,312

		470,162

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Health Care Equipment—0.58%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	$35,000	$36,094
Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	85,000	90,312
Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	220,000	237,600

		364,006

Health Care Facilities—4.76%
Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	65,000	67,600
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	1,165,000	1,284,412
Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	425,000	443,062
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	50,000	53,125
8.13%, 02/15/20	70,000	77,438
7.75%, 09/15/22	90,000	96,075
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(d)	135,000	130,950
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	350,000	401,625
Sr. Unsec. Global Notes, 9.25%, 02/01/15	330,000	365,063
8.00%, 08/01/20	60,000	62,400

		2,981,750

Health Care Services—0.58%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	65,000	66,788
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	220,000	229,900
Universal Hospital Services Inc., Sec. PIK Global Notes, 8.50%, 06/01/15	65,000	67,437

		364,125

Health Care Technology—0.55%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	335,000	347,563

Home Furnishings—0.35%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	205,000	217,813

Homebuilding—1.30%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	105,000	99,487
8.13%, 06/15/16	210,000	202,650

K Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	325,000	328,250
M/I Homes Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/18(b)	95,000	94,525
Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	85,000	87,125

		812,037

Hotels, Resorts & Cruise Lines—0.06%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	35,000	35,306

Household Products—0.53%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	215,000	227,900
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	102,250

		330,150

Housewares & Specialties—0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	20,000	20,250

Independent Power Producers & Energy Traders—1.74%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	900,000	982,125
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	104,808	107,690

		1,089,815

Industrial Machinery—1.11%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	305,000	319,487
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Notes, 7.88%, 02/01/19(b)	25,000	26,000
Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	35,000	39,375
SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	290,000	311,025

		695,887

Industrial REIT’s—0.71%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	400,000	443,000

Integrated Telecommunication Services—2.24%
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	195,000	205,238
Intelsat Jackson Holdings S.A. (Luxembourg),
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Integrated Telecommunication Services—(continued)
Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	$95,000	$96,425
7.25%, 10/15/20(b)	880,000	886,600
VimpelCom (Ireland), Sec. Notes, 7.75%, 02/02/21(b)	200,000	214,100

		1,402,363

Internet Software & Services—0.43%
Equinix, Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	245,000	267,050

Investment Banking & Brokerage—1.11%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	275,000	303,478
E*Trade Financial Corp., Sr. Notes, 6.75%, 06/01/16	90,000	90,225
Sr. Unsec. Notes, 7.88%, 12/01/15	290,000	299,425

		693,128

Leisure Facilities—0.11%
Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	70,788

Leisure Products—0.06%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	35,000	36,488

Life Sciences Tools & Services—0.29%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	175,000	184,625

Marine—0.46%
CMA CGM S.A. (France), Sr. Unsec. Notes, 8.50%, 04/15/17(b)	150,000	141,543
Navios Martime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	35,000	36,690
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	108,019

		286,252

Metal & Glass Containers—0.16%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	100,000	100,750

Movies & Entertainment—2.02%
AMC Entertainment Inc., Sr. Sub. Notes, 9.75%, 12/01/20(b)	105,000	111,825
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	455,000	491,969

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	165,000	181,087
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	445,000	482,825

		1,267,706

Multi-Line Insurance—2.72%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(d)	75,000	82,313
Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	135,000	135,675
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(d)	215,000	243,944
Liberty Mutual Group, Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	599,000	622,960
Sr. Gtd. Notes, 5.00%, 06/01/21(b)	60,000	59,298
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/05/39(b)	435,000	561,776

		1,705,966

Multi-Sector Holdings—0.33%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	209,250

Office Services & Supplies—0.26%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	105,000	103,950
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	55,000	59,400

		163,350

Oil & Gas Drilling—0.24%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	145,000	149,894

Oil & Gas Equipment & Services—1.29%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	220,000	232,375
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	75,000	78,375
Cie Generale de Geophysique-Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	7,000	7,175
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	290,000	293,444

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Oil & Gas Equipment & Services—(continued)
Oil States International, Inc., Sr. Gtd. Notes, 6.50%, 06/01/19(b)	$60,000	$60,337
SESI, LLC, Sr. Gtd. Notes, 6.38%, 05/01/19(b)	135,000	135,675

		807,381

Oil & Gas Exploration & Production—8.51%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	95,000	98,563
Brigham Exploration Co., Sr. Unsec. Gtd. Notes, 6.88%, 06/01/19(b)	35,000	35,175
Chaparral Energy, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	350,000	362,250
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	445,000	453,900
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	280,000	297,150
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 7.00%, 01/15/21	65,000	68,250
6.50%, 01/15/22	85,000	85,850
Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	130,000	143,488
7.38%, 10/01/20	180,000	193,275
7.13%, 04/01/21	80,000	84,700
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	325,000	327,437
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	305,000	315,294
Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	200,000	208,500
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	430,000	466,550
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	195,000	209,381
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Gtd. Notes, 8.50%, 06/01/18(b)	205,000	206,489
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	400,000	419,000
Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	245,000	241,325
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	160,000	175,200
Plains Exploration & Production Co., Sr. Gtd. Notes, 6.63%, 05/01/21	130,000	130,325
Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	210,000	224,175
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	305,000	305,000

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	135,000	138,881
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	140,000	145,600

		5,335,758

Oil & Gas Refining & Marketing—1.20%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	195,000	201,581
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	540,000	547,763

		749,344

Oil & Gas Storage & Transportation—2.95%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Gtd. Notes, 5.88%, 04/15/21(b)	105,000	105,131
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	310,000	313,100
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	170,000	173,612
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 11/01/20	95,000	97,969
6.50%, 08/15/21	50,000	50,750
Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	330,000	366,300
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	275,000	267,781
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	205,000	216,019
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	260,000	258,700

		1,849,362

Other Diversified Financial Services—0.82%
International Lease Finance Corp., Sr. Sec. Notes, 6.75%, 09/01/16(b)	175,000	190,203
7.13%, 09/01/18(b)	175,000	193,375
Sr. Unsec. Notes, 8.25%, 12/15/20	115,000	129,519

		513,097

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Packaged Foods & Meats—0.57%
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	$175,000	$180,687
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	175,000	179,375

		360,062

Paper Packaging—0.12%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	70,000	74,375

Paper Products—1.98%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	465,000	463,838
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	210,000	219,450
Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	225,756
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	320,000	330,800

		1,239,844

Personal Products—0.21%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	35,000	36,838
NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	90,000	96,975

		133,813

Pharmaceuticals—1.90%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	255,000	283,050
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Gtd. Notes, 8.75%, 10/15/16(b)	145,000	155,875
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	45,000	45,675
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	435,000	449,137
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	90,000	89,213
7.00%, 10/01/20(b)	35,000	34,475
6.75%, 08/15/21(b)	140,000	136,150

		1,193,575

Property & Casualty Insurance—0.33%
XL Group PLC (Ireland)-Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%, 12/29/49(d)	220,000	209,275

Railroads—0.42%
Kansas City Southern de Mexico S.A. de C.V. (Mexico),
Sr. Unsec. Global Notes, 8.00%, 02/01/18	221,000	245,271
Sr. Unsec. Notes, 6.13%, 06/15/21(b)	15,000	15,208

		260,479

Real Estate Services—0.36%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	227,363

Regional Banks—3.77%
AmSouth Bancorp., Unsec. Sub. Putable Deb., 6.75%, 11/01/25(e)	75,000	70,875
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	170,000	178,745
CIT Group, Inc., Sec. Bonds, 7.00%, 05/01/17	750,000	754,219
Sec. Gtd. Notes, 6.63%, 04/01/18(b)	395,000	423,390
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	415,000	404,625
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	310,000	292,950
Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	230,000	238,050

		2,362,854

Research & Consulting Services—0.41%
FTI Consulting, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	250,000	256,250

Semiconductor Equipment—0.96%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	400,000	420,000
Sr. Unsec. Notes, 6.63%, 06/01/21(b)	130,000	128,375
Sensata Technologies B.V. (Netherlands), Sec. Gtd. Notes, 6.50%, 05/15/19(b)	50,000	51,178

		599,553

Semiconductors—1.54%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	361,000	403,417
Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)	45,000	51,638
Sr. Unsec. Gtd. PIK Global Notes, 9.13%, 12/15/14	490,000	513,275

		968,330

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Specialized Consumer Services—0.07%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	$45,000	$45,900

Specialized REIT’s—1.23%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	205,000	205,512
Sr. Notes, 5.88%, 06/15/19(b)	50,000	50,313
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Gtd. Notes, 6.88%, 05/01/21(b)	140,000	141,937
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	155,000	155,000
Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	210,000	216,825

		769,587

Specialty Chemicals—1.16%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	270,000	288,225
Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	70,000	72,800
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	340,000	365,925

		726,950

Specialty Stores—0.28%
Michaels Stores, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	170,000	175,525

Steel—1.34%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	285,000	299,250
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	159,518
FMG Resources Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	180,000	184,731
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	140,000	145,600
7.38%, 04/01/20	50,000	52,625

		841,724

Systems Software—2.02%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	600,000	621,000
Vangent, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	635,000	644,525

		1,265,525

Textiles—1.00%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	620,000	629,300

Tires & Rubber—0.73%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	425,000	455,812

Trading Companies & Distributors—1.14%
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	485,000	505,312
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	100,000	103,000
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	105,000	109,331

		717,643

Trucking—1.92%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	420,000	437,850
Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 7.50%, 10/15/18(b)	175,000	182,437
6.75%, 04/15/19(b)	130,000	131,950
7.38%, 01/15/21(b)	340,000	353,600
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13(b)	100,000	99,500

		1,205,337

Wireless Telecommunication Services—7.77%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	590,000	649,737
Cricket Communications, Inc., Sr. Notes, 7.75%, 10/15/20(b)	105,000	104,213
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	305,000	324,444
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	290,000	287,825
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	100,000	103,375
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	355,000	376,300
MetroPCS Wireless, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/18	170,000	183,069
6.63%, 11/15/20	255,000	255,637
SBA Telecommunications, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	450,000	494,437
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	885,000	928,144

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

		Principal
		Amount	Value

Wireless Telecommunication Services—(continued)
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		$400,000	$452,500
VimpelCom (Ireland), Sec. Notes, 6.49%, 02/02/16(b)		200,000	210,250
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		250,000	291,250
7.25%, 02/15/18(b)		200,000	213,000

			4,874,181

Total U.S. Dollar Denominated Bonds & Notes (Cost $71,599,550)			74,754,505

Non-U.S. Dollar Denominated Bonds & Notes—16.24%

Belgium—0.59%
Ontex IV S.A. (Belgium), Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	250,000	366,020

Canada—0.33%
Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	190,000	208,110

Croatia—0.51%
Agrokor D.D. (Croatia), Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	210,000	321,055

Czech Republic—0.25%
CET 21 spol sro (Czech Republic), Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	100,000	157,919

Germany—2.08%
Hapag-Lloyd AG (Germany), Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	200,000	296,054
Kabel BW Erste Beteiligungs GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	EUR	100,000	150,545
KION Finance S.A. (Germany), Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	340,000	479,441
KUKA A.G. (Germany)—REGS, Sr. Sec. Gtd. Sub. Medium-Term Euro Notes, 8.75%, 11/15/17	EUR	145,000	225,332
Styrolution GmbH (Germany)—REGS, Sr. Sec. Euro Notes, 7.63%, 05/15/16	EUR	105,000	151,840

			1,303,212

Ireland—2.59%
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	405,000	621,362

Bord Gais Eireann (Ireland), Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	250,000	351,716
Nara Cable Funding Ltd. (Ireland), Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	440,000	650,527

			1,623,605

Luxembourg—3.32%
Boardriders S.A. (Luxembourg), Sr. Notes, 8.88%, 12/15/17(b)	EUR	100,000	154,682
Calcipar S.A. (Luxembourg)-REGS, Sr. Unsec. Gtd. Floating Rate Euro Bonds, 2.43%, 07/01/14(d)	EUR	80,000	110,671
Cirsa Funding Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	130,000	195,241
Codere Finance Luxembourg S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	200,000	294,255
ConvaTec Healthcare S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	148,926
-REGS, Sr. Unsec. Gtd. Euro Notes, 10.88%, 12/15/18	EUR	100,000	153,602
Mark IV Europe Lux SCA/Mark IV USA SCA (Luxembourg), Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	461,887
TMD Friction Finance S.A. (Luxembourg)-REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 05/15/17	EUR	260,000	414,144
Xefin Lux SCA (Luxembourg), Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	145,239

			2,078,647

Netherlands—1.86%
Elster Finance BV (Netherlands), REGS. Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 04/15/18	EUR	220,000	317,349
Goodyear Dunlop Tires Europe B.V. (Netherlands), Sr. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	300,000	441,383
Polish Television Holding B.V. (Netherlands)-REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(f)	EUR	95,000	146,264
Ziggo Bond Co. B.V. (Netherlands), Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	175,000	263,454

			1,168,450

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

		Principal
		Amount	Value

Sweden—0.36%
TVN Finance Corp. II AB (Sweden)-REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17	EUR	140,000	$227,130

United Kingdom—4.02%
Bakkavor Finance 2 PLC (United Kingdom)—REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18	GBP	200,000	302,662
Exova Ltd. (United Kingdom)—REGS, Sr. Unsec. Gtd. Euro Notes, 10.50%, 10/15/18	GBP	200,000	345,018
ITV PLC (United Kingdom)-Series 2006-1 Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP	70,000	120,779
Kerling PLC (United Kingdom), Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	180,000	282,312
Odeon & UCI Finco PLC (United Kingdom), -REGS, Sr. Sec. Floating Rate Euro Notes, 6.44%, 08/01/18(d)	EUR	285,000	402,910
Sr. Sec. Medium-Term Euro Notes, 9.00%, 08/01/18	GBP	200,000	330,704
Pipe Holdings PLC (United Kingdom)-REGS, Sr. Sec. Euro Bonds, 9.50%, 11/01/15	GBP	200,000	334,737
R&R Ice Cream PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	275,000	397,676

			2,516,798

United States—0.33%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	155,000	208,533

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,675,680)			10,179,479

	Shares	Value

Preferred Stocks—1.46%(a)

Diversified Banks—0.44%
Ally Financial, Inc. Series G, 7.00% Pfd.(b)	287	277,251

Industrial REIT’s—0.12%
DuPont Fabros Technology, Inc. Series B, 7.63% Pfd.	2,930	73,250

Regional Banks—0.90%
Zions Bancorp. Series C, 9.50% Pfd.	21,400	565,602

Total Preferred Stocks (Cost $739,806)		916,103

Common Stocks & Other Equity Interests—0.33%(a)

Apparel, Accessories & Luxury Goods—0.00%
Hosiery Corp. of America, Inc. Class A(g)	1,000	0

Automobile Manufacturers—0.33%
General Motors Co. (g)	3,084	98,102
General Motors Co. CW16 Wts. (g)	2,804	63,623
General Motors Co. CW19 Wts. (g)	2,804	46,742

		208,467

Total Common Stocks & Other Equity Interests (Cost $248,850)		208,467

Money Market Funds—3.05%
Liquid Assets Portfolio — Institutional Class (h)	957,267	957,267
Premier Portfolio — Institutional Class (h)	957,267	957,267
Total Money Market Funds (Cost $1,914,534)		1,914,534

TOTAL INVESTMENTS—140.31% (Cost $84,178,420)		87,973,088

OTHER ASSETS LESS LIABILITIES—1.16%		724,979

BORROWINGS—(41.47)%		(26,000,000)

NET ASSETS—100.00%		$62,698,067

Investment Abbreviations:

CAD	— Canadian Dollar

Ctfs.	— Certificates

Deb.	— Debentures

EUR	— Euro

GBP	— British Pound

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

PIK	— Payment in Kind

REGS	— Regulation S

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Wts.	— Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $36,661,493, which represented 58.47% of the Trust’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $27,825, which represented 0.04% of the Trust’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Non-income producing security.

(h)	The money market fund and the Trust are affiliated by having the same investment adviser.

(i)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen High Income Trust II

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen High Income Trust II

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$84,933,984	$—	$84,933,984
Equity Securities	2,761,853	277,251	—	3,039,104
Foreign Currency Contracts*	—	113,417	—	113,417

Total Investments	$2,761,853	$85,324,652	$—	$88,086,505

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Instruments

Open Foreign Currency Contracts

Settlement		Contract to		Notional	Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation

8/9/2011	Bank of Montreal	EUR 5,330,000	USD 7,795,306	$(7,655,925)	$139,381

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

8/9/2011	Bank of Montreal	EUR	160,000	USD	225,725	$(229,821)	$(4,096)
8/9/2011	Bank of Montreal	EUR	200,000	USD	282,657	(287,277)	(4,620)
6/2/2011	RBC Dain Rausch	GBP	51,300	USD	84,322	(84,382)	(60)
6/8/2011	RBC Dain Rausch	GBP	605,000	USD	981,587	(995,058)	(13,471)
8/19/2011	RBC Dain Rausch	GBP	189,000	USD	306,851	(310,568)	(3,717)

						$(1,907,106)	$(25,964)

Total open foreign currency contracts						$(9,563,031)	$113,417

Invesco Van Kampen High Income Trust II

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $24,123,282 and $24,630,711 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,002,526
Aggregate unrealized (depreciation) of investment securities	(330,642)

Net unrealized appreciation of investment securities	$3,671,884

Cost of investments for tax purposes is $84,301,204.
Invesco Van Kampen High Income Trust II

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen High Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.